Financial investments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Loans And Receivables [Abstract]
Time deposit investments	[1]	R$ 440,616	R$ 434,015
Held-for-trading
Time deposit investments		15,764
Letras financeiras do tesouro - LFT's and Letras Financeiras - LF's	[2]	1,816,889	755,712
Other		39,739	756
Total		2,313,008	1,190,483
Current assets		2,302,672	1,190,483
Non-current assets		10,336
Total		R$ 2,313,008	R$ 1,190,483

[1]	This investment was given as guarantee to cover Braskem's obligation related to the constitution of a reserve account for the project finance of the subsidiary Braskem Idesa. The guarantee was withdrawn in April 2018 and this amount will become fully available.
[2]	Government bonds held for trade refer to Brazilian floating-rate government bonds ('LFTs') issued by the Brazilian federal government and floating-rate bonds ('LFs') issued by financial institutions. These bonds have maturity above three months, immediate liquidity and expected realization in the short term.